Net Income (Expense) from Financial Operations - Schedule of Trading and Investment Income Recognized (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure net trading and investment income [abstract]
Trading instruments (securities)	$ 23,696	$ 17,287	$ 2,527
Financial derivative contracts (trading)	40,714	77,040	152,732
Sale of loans and accounts receivable from customers	6,476	14,588	1,602
Net gain on sale of financial instruments at fair value through other comprehensive income	58,092	35,489	13,765
Net gain on sale of available for sale investments	(19,890)	(2,597)
Others	1,799	1,827	2,129
Total	$ 110,887	$ 143,634	$ 172,755